COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be subject to routine litigation, claims, or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters. In the opinion of management, no pending or known threatened claims, actions or proceedings against the Company are expected to have a material adverse effect on its financial position, results of operations or cash flows. However, the Company cannot predict with certainty the outcome or effect of any such litigation or investigatory matters or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any such lawsuits and investigations. The Company has no significant pending litigation as of December 31, 2021.

Commitments

As a requirement to acquire and maintain the operatorship of oil and gas blocks in Indonesia, the Company follows a work program and budget that includes firm capital commitments.

The Kruh Block covers a 258 square kilometer area with a TAC contract until May 20, 2020, continued with a KSO contract until May 20, 2030. The Company has material commitments in regards to Kruh Block and material commitments in regards to the exploration activity in the Citarum Block and development and exploration activities in Kruh Block following the extension of the operatorship in May 2020. The Company has also entered into a joint study program for the Rangkas Area to evaluate the oil and gas potential of the area. The following table summarizes future commitments amounts on an undiscounted basis as of December 31, 2021 for all the planned expenditures to be carried out in Kruh Block, Citarum Block and the Rangkas Area:

		Future commitments
	Nature of commitments	2022	2023	2024 and beyond
Citarum Block PSC
G&G studies	(c)	-	150,000	950,000
2D seismic	(c)	-	3,384,727	2,750000
3D seismic		-	-	2,100,000
Exploratory Well		-	-	30,000,000
Total commitments -Citarum Block PSC		$-	$3,534,727	$35,800,000
Kruh Block KSO
Operating lease commitments	(a)	$2,297,411	$3,640,269	$28,976,613
Production facility		-	980,000	1,300,000
G&G studies	(c)	-	200,000	1,100,000
2D seismic	(c)	613,817	613,817	-
3D seismic	(c)	613,817	613,817	-
Drilling and sand fracturing	(c)	6,000,000	9,000,000	9,000,000
Certification		-	250,000	-
Abandonment and Site Restoration	(b)	-	-	321,253
Total commitments - Kruh Block KSO		$9,525,045	$15,297,903	$40,697,866
Total Commitments		$9,525,045	$18,832,629	$76,497,865

Nature of commitments:

(a)	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease presents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2021, 2020 and 2019 were $1,228,871, $1,167,097, and $1,184,831, respectively.

(b)	Included in the well cost is the abandonment and site restoration (ASR) cost which covers primarily upstream asset removal costs at the completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on government rules. ASR cost for covering all wells within the Kruh Block is $321,253 as agreed with Pertamina.

(c)	Both firm and planned work program are included in the estimate.